Cover	Feb. 10, 2025
Cover [Abstract]
Entity Registrant Name	NFiniTi inc.
Entity Central Index Key	0001544400
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 10, 2025
Entity File Number	000-52273
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	88-0435998
Entity Address Address Line 1	80 W. Liberty Street
Entity Address Address Line 2	Suite 880
Entity Address City Or Town	Reno
Entity Address State Or Province	NV
Country Region	77027
Entity Address Postal Zip Code	89501
City Area Code	778
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	372-9794